Subsequent events (Details) - EUR (€) € / shares in Units, € in Thousands					12 Months Ended
	Mar. 26, 2025	Jun. 26, 2024	Jun. 27, 2023	Jun. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid (in EUR per share)		€ 0.12	€ 0.10	€ 0.09
Dividends recognised as distributions to owners					€ 36,422	€ 31,099	€ 26,039
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid (in EUR per share)	€ 0.12
Dividends recognised as distributions to owners	€ 30,000